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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08547

                          Pioneer Independence Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2012 through June 30, 2012


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.





                            Pioneer
                            Independence Fund
--------------------------------------------------------------------------------
                            Semiannual Report | June 30, 2012
--------------------------------------------------------------------------------

                            Ticker Symbols:
                            Class A       PINDX
                            Class B       INDBX
                            Class C       INDCX
                            Class Y       INYDX




                            [LOGO] PIONEER
                                   Investments(R)
                      visit us: us.pioneerinvestments.com

Table of Contents

Letter to Shareowners                                                         2
Portfolio Management Discussion                                               4
Portfolio Summary                                                             8
Prices and Distributions                                                      9
Performance Update                                                           10
Comparing Ongoing Fund Expenses                                              14
Schedule of Investments                                                      16
Financial Statements                                                         22
Notes to Financial Statements                                                30
Trustees, Officers and Service Providers                                     38

                       Pioneer Independence Fund | Semiannual Report | 6/30/12 1

President's Letter

Dear Shareowner,

The U.S. economy showed signs of an economic slowdown in the second quarter, reflecting higher savings by consumers and reduced spending by corporations, in large part due to concerns about both the U.S. outlook and the deteriorating situation in Europe. Some 40% - 45% of U.S. corporate earnings come from overseas, with a large portion of that from Europe. While large U.S. corporations generally remain in excellent financial health - cash, borrowing capacity, and margins are all strong - they are holding back on hiring and investments due to concerns about Europe, China, and U.S. regulations, fiscal policies, taxes, and politics. Many investors share those concerns, and are maintaining a cautious approach to the markets.

Despite this tough backdrop, the markets had a surprisingly strong first half of 2012. The Standard & Poor's 500 Index returned 9.5% over the six months ended June 30, 2012. In the U.S. bond markets, interest rates generally declined, with riskier sectors faring the best. The broad bond market, as measured by the Barclays Capital Aggregate Bond Index, returned 2.4% during the same six-month period, while the high-yield bond market, as measured by the Bank of America Merrill Lynch High Yield Master II Index, returned 7.1%.

Given the major macroeconomic and political issues facing the markets in the second half of the year, we certainly expect continuing volatility. But we also see some positive economic data that give us hope for better news in the second half of 2012. While the unemployment rate remains unacceptably high at over 8%, employment and incomes continue to trend upward. Lower oil prices have acted like an effective tax cut for consumers. Home construction, sales, and refinancings have increased, and auto sales are holding up as well.

At Pioneer, we have long advocated the benefits of staying diversified* and investing for the long term. The strategy has generally performed well for many investors. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.

* Diversification does not assure a profit or protect against loss in a declining market

2 Pioneer Independence Fund | Semiannual Report | 6/30/12

Pioneer's investment professionals focus on finding good opportunities in both equity and bond markets using the same disciplined investment approach we have used since 1928. Our strategy is to identify undervalued individual securities with the greatest potential for success, carefully weighing risk against reward. Our teams of investment professionals continually monitor and analyze the relative valuations of different sectors and securities globally to help build portfolios that we believe can help you achieve your investment goals.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at us.pioneerinvestments.com. We greatly appreciate your trust in us, and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                       Pioneer Independence Fund | Semiannual Report | 6/30/12 3

Portfolio Management Discussion | 6/30/12

Pioneer Independence Fund delivered positive performance over the first half of 2012, despite a subpar second quarter. Although the Fund's stock selections and sector weightings were generally favorable for performance, the Russell 1000 Growth Index, the Fund's benchmark, slightly outperformed the Fund during the six months ended June 30, 2012. In the following interview, portfolio managers Andrew Acheson and Tim Mulrenan review the factors that drove the equity markets' performance during the six-month period, and also discuss the Fund's performance results during the period. Mr. Acheson, senior vice president at Pioneer, is the lead portfolio manager of the Fund, and Mr. Mulrenan, vice president at Pioneer, joined the Fund as a portfolio manager in 2012.

Q How would you describe the investment environment for equities during the six months ended June 30, 2012?

A Equity markets entered 2012 riding a wave of relief as Europe's sovereign-debt crisis appeared to cool and economic data in the U.S. turned positive. By spring 2012, however, anxiety over Greece's huge sovereign-debt burdens cast a new shadow over the euro zone's future durability. Meanwhile, signs of economic growth deceleration in China, the world's largest consumer of industrial goods, and sagging economic data in the U.S. lowered equity valuations to a point that appeared to reflect worst-case scenarios. In June 2012, stocks, especially in the industrials sector, rallied strongly from the lower levels seen during springtime, as markets responded positively to reassuring statements from Europe's leaders about possible solutions to the region's debt problems.

Q How did the Fund perform in the environment during the six months ended June 30, 2012?

A Pioneer Independence Fund Class A shares returned 9.46% at net asset value during the six month ended June 30, 2012, while the Fund's benchmark, the Russell 1000 Growth Index (the Russell Index), returned 10.08%. During the same period, the average return of the 768 mutual funds in Lipper's Large Cap Growth Funds category was 9.55%.

Q How did sector weighting decisions affect the Fund's benchmark-relative performance during the six months ended June 30, 2012?

A At the sector level, the Fund fared well in consumer staples, which was a strong performer during the six-month period. The Fund's solid performance in the sector occurred despite a portfolio underweight relative to the Russell Index. The Fund's overweight stake in the weaker energy

4 Pioneer Independence Fund | Semiannual Report | 6/30/12 sector also was rewarded during the period, thanks to successful security selection, while a slight portfolio overweight to information technology also proved beneficial for benchmark-relative performance. Portfolio overweights to both health care and industrials, however, held back benchmark-relative performance during the six-month period.

Q What individual securities either contributed to or detracted from the Fund's performance during the six months ended June 30, 2012?

A Holdings that contributed to the Fund's performance during the period included EMC, Tibco Software, Vertex Pharmaceuticals, Alexion
   Pharmaceuticals, Fomento Economico Mexicano (FEMSA), and Capital One
   Financial.

   EMC's core data storage business has expanded steadily and the company has continued to produce good results. In addition, EMC's ownership of VMWare has delivered a strong boost--VMWare is a leader in cloud computing infrastructure and virtualization, technologies that help users expand computing power and allow greater efficiency in managing computing and storage resources. Also in the information technology sector, Tibco Software continued to expand earnings during the period, despite a difficult operating environment in Europe, where the company has a strong presence. Demand is strong for Tibco's software applications, which help businesses extract value from information stored in various databases so that company managements can link disparate software and gain better insights about their businesses in real time.

   Vertex Pharmaceuticals rose sharply during the period amid optimistic trial results for Kalydeco, the firm's innovative cystic fibrosis drug. Vertex has a strong existing franchise in treatments for hepatitis C. Alexion Pharmaceuticals, whose products typically target rare diseases, was a significant contributor to the Fund's performance during the six-month period, thanks to the continued success of Soliris, a drug that treats rare kidney diseases. Soliris has now been found to be effective against other unusual conditions.

   In consumer staples, FEMSA was a strong contributor to the Fund's performance during the period. FEMSA is a holding company, one of whose divisions is a major bottler of Coca-Cola that serves the Mexican and several other Latin American markets. FEMSA also owns OXXO, a fast-growing chain of convenience stores that is expanding into South America, where key economies have been expanding faster than those in North America or Europe.

                       Pioneer Independence Fund | Semiannual Report | 6/30/12 5

   Capital One Financial also aided the Fund's returns during the period, as the company benefited from two recent acquisitions, both of which showed strong underlying growth rates. The acquisitions also are expected to contribute to Capital One's ability to finance new business. Card delinquencies have been shrinking as the overall environment for consumer credit stabilizes, and card issuers like Capital One also were very resilient during the economic downturn.

   In addition to the positive contributions from stocks the Fund owned, benchmark-relative results also received a boost from not owning either Google or ExxonMobil, as both stocks were drags on the Russell Index's performance during the six-month period.

   On the negative side of things, the worst-performing stock in the Fund's portfolio during the period was Shire Pharmaceuticals, which faced potential generic competition for its fast-selling ADHD product. We also sold Bristol-Myers Squibb from the portfolio based on valuation, as the company's shares were essentially stagnant during the six-month period.

   Falling prices for oil and natural gas hurt the Fund's energy holdings during the period, though we did add to the Fund's position in Anadarko Petroleum, an exploration and production company, based on the firm's global exploration potential. Another energy infrastructure company, KBR, was down during the six-month period, in tune with oil prices. KBR is a leader in large-scale construction and project management for energy infrastructure developments. During the period, investors feared that large oil companies would cut back on projects as oil prices declined, but we believe those fears are overblown, given the very long time periods involved with completing such projects. Falling natural gas prices during the period also pressured the Fund's shares of Range Resources, which holds properties with solid potential for gas production. We believe gas prices will rise as more power plants begin to substitute gas for coal.

   Another Fund holding that declined during the period was NetApp, whose products help companies store and manage data. The company's stock price suffered during the six-month period as buyers held back on purchases of new products. Potential competition from storage giant EMC, a Fund holding mentioned previously, also has become a concern that is putting pressure on NetApp's performance.

6 Pioneer Independence Fund | Semiannual Report | 6/30/12

Q  What is your outlook?

A Europe's economies have slowed, pending concrete action on the part of the euro zone's leaders to resolve the debt crisis. Markets will ebb and flow over the next few months in response to statements and actions taken by European leaders. Slowdowns in Europe also have been holding back the U.S. economy, which continues to chug along slowly. On the positive side, consumers have strengthened their personal balance sheets significantly, and the housing market seems to have bottomed out. But hiring and capital expenditures have continued to lag. China's economic growth has slowed, and that has affected industrial suppliers everywhere. We think China will gradually transition to a more consumer-based economy, and we are generally positive about the country's economic future.

   Stock valuations appear reasonable at this point, but America's leaders must also come to grips with the huge fiscal issues facing the country at year-end. Failure to do so could potentially drive stocks sharply lower. But decisive action by government leaders could lead to strong equity markets in 2013.

Please refer to the Schedule of Investments on pages 16-21 for a full listing of Fund securities.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These opinions should not be relied upon for any other purposes.

                       Pioneer Independence Fund | Semiannual Report | 6/30/12 7

Portfolio Summary | 6/30/12

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                   90.1%
Depositary Receipts for International Stocks          8.3%
International Common Stocks                           1.0%
Convertible Corporate Bonds                           0.6%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total long-term holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Information Technology                              31.5%
Health Care                                         15.6%
Consumer Staples                                    11.7%
Industrials                                         10.8%
Energy                                              10.4%
Consumer Discretionary                               9.4%
Financials                                           5.8%
Materials                                            4.8%

10 Largest Holdings*
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)*

  1.      Apple, Inc.                                                      6.83%
--------------------------------------------------------------------------------
  2.      EMC Corp.                                                        3.97
--------------------------------------------------------------------------------
  3.      Vertex Pharmaceuticals, Inc.                                     3.16
--------------------------------------------------------------------------------
  4.      CVS Caremark Corp.                                               3.02
--------------------------------------------------------------------------------
  5.      Precision Castparts Corp.                                        2.77
--------------------------------------------------------------------------------
  6.      Range Resources Corp.                                            2.72
--------------------------------------------------------------------------------
  7.      Broadcom Corp.                                                   2.68
--------------------------------------------------------------------------------
  8.      QUALCOMM, Inc.                                                   2.52
--------------------------------------------------------------------------------
  9.      Alexion Pharmaceuticals, Inc.                                    2.49
--------------------------------------------------------------------------------
 10.      Mastercard, Inc.                                                 2.38
--------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

8 Pioneer Independence Fund | Semiannual Report | 6/30/12

Prices and Distributions | 6/30/12

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     Class                                   6/30/12               6/30/11
--------------------------------------------------------------------------------
       A                                      $12.02                $10.99
--------------------------------------------------------------------------------
       B                                      $11.59                $10.64
--------------------------------------------------------------------------------
       C                                      $11.41                $10.47
--------------------------------------------------------------------------------
       Y                                      $12.17                $11.10
--------------------------------------------------------------------------------

Distributions per Share: 1/1/12-6/30/12
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         Net Investment     Short-Term         Long-Term
         Class               Income        Capital Gains     Capital Gains
--------------------------------------------------------------------------------
           A                 $   --           $   --            $   --
--------------------------------------------------------------------------------
           B                 $   --           $   --            $   --
--------------------------------------------------------------------------------
           C                 $   --           $   --            $   --
--------------------------------------------------------------------------------
           Y                 $   --           $   --            $   --
--------------------------------------------------------------------------------

Index Definition
--------------------------------------------------------------------------------
The Russell 1000 Growth Index measures the performance of large-cap U.S.
growth stocks. Index returns assume reinvestment of dividends and, unlike
Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 10-13.

                       Pioneer Independence Fund | Semiannual Report | 6/30/12 9

Performance Update | 6/30/12                                     Class A* Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Independence Fund at public offering price, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of June 30, 2012)
--------------------------------------------------------------------------------
                          Net Asset       Public Offering
Period                    Value (NAV)     Price (POP)
--------------------------------------------------------------------------------
10 Years                   4.49%           3.87%
5 Years                   -1.95           -3.10
1 Year                    -0.41           -6.16
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2012)
--------------------------------------------------------------------------------
                          Gross           Net
--------------------------------------------------------------------------------
                          1.27%           1.25%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                Pioneer                 Russell 1000
                                Independence Fund       Growth Index
6/30/2002                       $      9,425            $    10,000
6/30/2003                       $      9,697            $    10,294
6/30/2004                       $     11,193            $    12,134
6/30/2005                       $     11,504            $    12,339
6/30/2006                       $     13,407            $    13,093
6/30/2007                       $     16,130            $    15,586
6/30/2008                       $     13,675            $    14,658
6/30/2009                       $      9,821            $    11,067
6/30/2010                       $     10,704            $    12,574
6/30/2011                       $     14,677            $    16,976
6/30/2012                       $     14,616            $    17,953

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through May 1, 2013, for Class A shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

* Formerly designated Class P shares, which were redesignated as Class A shares on June 26, 2007.

10 Pioneer Independence Fund | Semiannual Report | 6/30/12

Performance Update | 6/30/12                                      Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Independence Fund, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of June 30, 2012)
--------------------------------------------------------------------------------
                          If              If
Period                    Held            Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(12/7/2007)               -3.35%          -3.56%
1 Year                    -1.36           -5.31
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2012)
--------------------------------------------------------------------------------
                          Gross           Net
--------------------------------------------------------------------------------
                          2.50%           2.15%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                Pioneer                 Russell 1000
                                Independence Fund       Growth Index
12/31/2007                      $     10,000            $    10,000
6/30/2008                       $      8,344            $     9,094
6/30/2009                       $      5,939            $     6,866
6/30/2010                       $      6,414            $     7,801
6/30/2011                       $      8,723            $    10,532
6/30/2012                       $      8,518            $    11,139

Index comparison begins 12/31/07.

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through May 1, 2013, for Class B shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                      Pioneer Independence Fund | Semiannual Report | 6/30/12 11

Performance Update | 6/30/12                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Independence Fund, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of June 30, 2012)
--------------------------------------------------------------------------------
                          If              If
Period                    Held            Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(3/10/2006)                0.32%           0.32%
5 Years                   -2.84           -2.84
1 Year                    -1.38           -1.38
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2012)
--------------------------------------------------------------------------------
                          Gross           Net
--------------------------------------------------------------------------------
                          2.20%           2.15%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                Pioneer                 Russell 1000
                                Independence Fund       Growth Index
3/31/2006                       $     10,000            $    10,000
6/30/2006                       $      9,774            $     9,610
6/30/2007                       $     11,697            $    11,440
6/30/2008                       $      9,827            $    10,758
6/30/2009                       $      6,986            $     8,122
6/30/2010                       $      7,554            $     9,229
6/30/2011                       $     10,271            $    12,459
6/30/2012                       $     10,129            $    13,177

Index comparison begins 3/31/06.

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through May 1, 2013, for Class C shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

12 Pioneer Independence Fund | Semiannual Report | 6/30/12

Performance Update | 6/30/12                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Independence Fund, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of June 30, 2012)
--------------------------------------------------------------------------------
                          If              If
Period                    Held            Redeemed
--------------------------------------------------------------------------------
10 Years                   4.74%           4.74%
5 Years                   -1.55           -1.55
1 Year                    -0.16           -0.16
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2012)
--------------------------------------------------------------------------------
                          Gross
--------------------------------------------------------------------------------
                          0.86%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                                Pioneer                 Russell 1000
                                Independence Fund       Growth Index
6/30/2002                       $  5,000,000            $  5,000,000
6/30/2003                       $  5,145,228            $  5,147,101
6/30/2004                       $  5,938,797            $  6,067,184
6/30/2005                       $  6,103,862            $  6,169,279
6/30/2006                       $  7,119,137            $  6,546,551
6/30/2007                       $  8,595,976            $  7,793,127
6/30/2008                       $  7,321,021            $  7,329,020
6/30/2009                       $  5,268,155            $  5,533,248
6/30/2010                       $  5,780,059            $  6,286,854
6/30/2011                       $  7,961,460            $  8,487,764
6/30/2012                       $  7,948,398            $  8,976,473

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of Class Y shares on March 10, 2006, reflects the NAV performance of the Fund's Class A shares. The performance shown does not reflect differences in expenses, including the 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for the Class Y shares prior to their inception on March 10, 2006, would have been higher than that shown. Class Y shares are not subject to sales charges and are available for limited groups of investors, including institutional investors.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                      Pioneer Independence Fund | Semiannual Report | 6/30/12 13

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses.You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Independence Fund

Based on actual returns from January 1, 2012, through June 30, 2012.

--------------------------------------------------------------------------------
Share Class                     A             B             C             Y
--------------------------------------------------------------------------------
Beginning Account           $1,000.00     $1,000.00     $1,000.00      $1,000.00
Value on 1/1/12
--------------------------------------------------------------------------------
Ending Account Value        $1,094.60     $1,089.30     $1,089.80      $1,096.40
(after expenses)
on 6/30/12
--------------------------------------------------------------------------------
Expenses Paid                   $6.51        $11.17        $11.17          $4.74
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15%, 2.15% and 0.91% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

14 Pioneer Independence Fund | Semiannual Report | 6/30/12

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Independence Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2012, through June 30, 2012.

--------------------------------------------------------------------------------
Share Class                     A             B             C              Y
--------------------------------------------------------------------------------
Beginning Account           $1,000.00     $1,000.00     $1,000.00      $1,000.00
Value on 1/1/12
--------------------------------------------------------------------------------
Ending Account Value        $1,018.65     $1,014.17     $1,014.17      $1,020.34
(after expenses)
on 6/30/12
--------------------------------------------------------------------------------
Expenses Paid                   $6.27        $10.77        $10.77          $4.57
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15%, 2.15% and 0.91% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

                      Pioneer Independence Fund | Semiannual Report | 6/30/12 15

Schedule of Investments | 6/30/12 (unaudited)

-----------------------------------------------------------------------------------------
Principal        S&P/Moody's
Amount ($)       Ratings                                                    Value
-----------------------------------------------------------------------------------------
                             CONVERTIBLE CORPORATE BONDS -- 0.4%
                             TRANSPORTATION -- 0.4%
                             Marine -- 0.4%
  4,300,000        NR/NR     DryShips, Inc., 5.0%, 12/1/14                  $   3,128,250
                                                                            -------------
                             Total Transportation                           $   3,128,250
-----------------------------------------------------------------------------------------
                             TOTAL CONVERTIBLE CORPORATE BONDS
                             (Cost $4,142,217)                              $   3,128,250
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
Shares
-----------------------------------------------------------------------------------------
                             COMMON STOCKS -- 98.7%
                             ENERGY -- 10.3%
                             Oil & Gas Drilling -- 1.0%
    173,919                  Ensco Plc                                      $   8,168,975
-----------------------------------------------------------------------------------------
                             Oil & Gas Equipment & Services -- 1.2%
    151,960                  National Oilwell Varco, Inc.                   $   9,792,302
-----------------------------------------------------------------------------------------
                             Oil & Gas Exploration & Production -- 8.1%
    246,900                  Anadarko Petroleum Corp.                       $  16,344,780
    304,900                  Cabot Oil & Gas Corp.                             12,013,060
    352,700                  Range Resources Corp.                             21,821,549
    475,200                  Southwestern Energy Co.*                          15,173,136
                                                                            -------------
                                                                            $  65,352,525
                                                                            -------------
                             Total Energy                                   $  83,313,802
-----------------------------------------------------------------------------------------
                             MATERIALS -- 4.5%
                             Fertilizers & Agricultural Chemicals -- 1.2%
    180,500                  The Mosaic Co.                                 $   9,884,180
-----------------------------------------------------------------------------------------
                             Industrial Gases -- 1.1%
     82,800                  Praxair, Inc.                                  $   9,002,844
-----------------------------------------------------------------------------------------
                             Diversified Metals & Mining -- 2.2%
    512,200                  Freeport-McMoRan Copper & Gold, Inc.           $  17,450,654
                                                                            -------------
                             Total Materials                                $  36,337,678
-----------------------------------------------------------------------------------------
                             CAPITAL GOODS -- 9.4%
                             Aerospace & Defense -- 4.9%
    135,300                  Precision Castparts Corp.                      $  22,255,497
    230,940                  United Technologies Corp.                         17,442,898
                                                                            -------------
                                                                            $  39,698,395
-----------------------------------------------------------------------------------------
                             Construction & Engineering -- 1.4%
    445,500                  KBR, Inc.                                      $  11,008,305
-----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

16 Pioneer Independence Fund | Semiannual Report | 6/30/12

-----------------------------------------------------------------------------------------
Shares                                                                      Value
-----------------------------------------------------------------------------------------
                             Construction & Farm Machinery & Heavy Trucks -- 2.1%
     63,500                  Cummins, Inc.                                  $   6,153,785
    898,500                  The Manitowoc Co., Inc.                           10,512,450
                                                                            -------------
                                                                            $  16,666,235
-----------------------------------------------------------------------------------------
                             Industrial Machinery -- 1.0%
    128,000                  SPX Corp.                                      $   8,360,960
                                                                            -------------
                             Total Capital Goods                            $  75,733,895
-----------------------------------------------------------------------------------------
                             TRANSPORTATION -- 1.0%
                             Air Freight & Logistics -- 1.0%
     86,400                  FedEx Corp.                                    $   7,915,104
                                                                            -------------
                             Total Transportation                           $   7,915,104
-----------------------------------------------------------------------------------------
                             AUTOMOBILES & COMPONENTS -- 1.3%
                             Auto Parts & Equipment -- 1.3%
    366,500                  Johnson Controls, Inc.                         $  10,155,715
                                                                            -------------
                             Total Automobiles & Components                 $  10,155,715
-----------------------------------------------------------------------------------------
                             CONSUMER SERVICES -- 4.6%
                             Casinos & Gaming -- 1.8%
    335,890                  Las Vegas Sands Corp.                          $  14,607,856
-----------------------------------------------------------------------------------------
                             Hotels, Resorts & Cruise Lines -- 1.4%
    172,000                  Royal Caribbean Cruises, Ltd.                  $   4,477,160
    129,200                  Starwood Hotels & Resorts Worldwide, Inc.          6,852,768
                                                                            -------------
                                                                            $  11,329,928
-----------------------------------------------------------------------------------------
                             Restaurants -- 1.4%
    216,100                  Starbucks Corp.                                $  11,522,452
                                                                            -------------
                             Total Consumer Services                        $  37,460,236
-----------------------------------------------------------------------------------------
                             MEDIA -- 1.8%
                             Cable & Satellite -- 1.8%
    448,000                  Comcast Corp.                                  $  14,322,560
                                                                            -------------
                             Total Media                                    $  14,322,560
-----------------------------------------------------------------------------------------
                             RETAILING -- 1.7%
                             Internet Retail -- 1.7%
     60,900                  Amazon.com, Inc.*                              $  13,906,515
                                                                            -------------
                             Total Retailing                                $  13,906,515
-----------------------------------------------------------------------------------------
                             FOOD & STAPLES RETAILING -- 3.4%
                             Drug Retail -- 3.0%
    518,420                  CVS Caremark Corp.                             $  24,225,767
-----------------------------------------------------------------------------------------
                             Hypermarkets & Super Centers -- 0.4%
     50,000                  Wal-Mart Stores, Inc.                          $   3,486,000
                                                                            -------------
                             Total Food & Staples Retailing                 $  27,711,767
-----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                      Pioneer Independence Fund | Semiannual Report | 6/30/12 17

Schedule of Investments | 6/30/12 (unaudited)

-----------------------------------------------------------------------------------------
Shares                                                                      Value
-----------------------------------------------------------------------------------------
                             FOOD, BEVERAGE & TOBACCO -- 5.4%
                             Soft Drinks -- 2.3%
    205,000                  Fomento Economico Mexicano SAB
                             de CV (A.D.R.)                                 $  18,296,250
-----------------------------------------------------------------------------------------
                             Packaged Foods & Meats -- 1.3%
    174,700                  Nestle SA (A.D.R.)                             $  10,436,578
-----------------------------------------------------------------------------------------
                             Tobacco -- 1.8%
    430,000                  Altria Group, Inc.                             $  14,856,500
                                                                            -------------
                             Total Food, Beverage & Tobacco                 $  43,589,328
-----------------------------------------------------------------------------------------
                             HOUSEHOLD & PERSONAL PRODUCTS -- 2.8%
                             Household Products -- 2.1%
    167,000                  Colgate-Palmolive Co.                          $  17,384,700
-----------------------------------------------------------------------------------------
                             Personal Products -- 0.7%
     98,000                  The Estee Lauder Companies, Inc.               $   5,303,760
                                                                            -------------
                             Total Household & Personal Products            $  22,688,460
-----------------------------------------------------------------------------------------
                             HEALTH CARE EQUIPMENT & SERVICES -- 1.1%
                             Health Care Equipment -- 1.1%
    408,442                  Insulet Corp.*                                 $   8,728,406
                                                                            -------------
                             Total Health Care Equipment & Services         $   8,728,406
-----------------------------------------------------------------------------------------
                             PHARMACEUTICALS, BIOTECHNOLOGY &
                             LIFE SCIENCES -- 14.4%
                             Biotechnology -- 8.5%
    201,000                  Alexion Pharmaceuticals, Inc.*                 $  19,959,300
    665,000                  Amarin Corp. Plc (A.D.R.)*                         9,615,900
    214,100                  Celgene Corp.*                                    13,736,656
    453,700                  Vertex Pharmaceuticals, Inc.*                     25,370,904
                                                                            -------------
                                                                            $  68,682,760
-----------------------------------------------------------------------------------------
                             Pharmaceuticals -- 5.9%
    157,900                  Allergan, Inc.                                 $  14,616,803
    145,000                  Salix Pharmaceuticals, Ltd.*                       7,893,800
    128,500                  Shire Plc (A.D.R.)                                11,101,115
    365,000                  Teva Pharmaceutical Industries, Ltd. (A.D.R.)     14,395,600
                                                                            -------------
                                                                            $  48,007,318
                                                                            -------------
                             Total Pharmaceuticals, Biotechnology &
                             Life Sciences                                  $ 116,690,078
-----------------------------------------------------------------------------------------
                             DIVERSIFIED FINANCIALS -- 5.8%
                             Other Diversified Financial Services -- 2.0%
    379,570                  Citigroup, Inc.                                $  10,404,014
    149,900                  JPMorgan Chase & Co.                               5,355,927
                                                                            -------------
                                                                            $  15,759,941
-----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18 Pioneer Independence Fund | Semiannual Report | 6/30/12

-----------------------------------------------------------------------------------------
Shares                                                                      Value
-----------------------------------------------------------------------------------------
                             Consumer Finance -- 3.3%
    166,979                  American Express Co.                           $   9,719,848
    316,281                  Capital One Financial Corp.                       17,287,919
                                                                            -------------
                                                                            $  27,007,767
-----------------------------------------------------------------------------------------
                             Asset Management & Custody Banks -- 0.5%
    172,893                  The Carlyle Group LP*                          $   3,874,532
                                                                            -------------
                             Total Diversified Financials                    $  46,642,240
-----------------------------------------------------------------------------------------
                             SOFTWARE & SERVICES -- 8.7%
                             Data Processing & Outsourced Services -- 2.4%
     44,440                  Mastercard, Inc.                               $  19,114,088
-----------------------------------------------------------------------------------------
                             Application Software -- 4.9%
    199,900                  Citrix Systems, Inc.*                          $  16,779,606
    138,500                  Informatica Corp.*                                 5,866,860
    561,500                  TIBCO Software, Inc.*                             16,800,080
                                                                            -------------
                                                                            $  39,446,546
-----------------------------------------------------------------------------------------
                             Systems Software -- 1.4%
    392,650                  Oracle Corp.                                   $  11,661,705
                                                                            -------------
                             Total Software & Services                      $  70,222,339
-----------------------------------------------------------------------------------------
                             TECHNOLOGY HARDWARE & EQUIPMENT -- 17.0%
                             Communications Equipment -- 4.2%
    810,400                  Cisco Systems, Inc.                            $  13,914,568
    362,600                  Qualcomm, Inc.                                    20,189,568
                                                                            -------------
                                                                            $  34,104,136
-----------------------------------------------------------------------------------------
                             Computer Hardware -- 6.8%
     93,720                  Apple, Inc.*                                   $  54,732,481
-----------------------------------------------------------------------------------------
                             Computer Storage & Peripherals -- 6.0%
  1,243,100                  EMC Corp.*                                     $  31,860,653
    386,000                  NetApp, Inc.*                                     12,282,520
    115,000                  SanDisk Corp.*                                     4,195,200
                                                                            -------------
                                                                            $  48,338,373
                                                                            -------------
                             Total Technology Hardware & Equipment          $ 137,174,990
-----------------------------------------------------------------------------------------
                             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 5.5%
                             Semiconductor Equipment -- 0.4%
     66,200                  ASML Holding NV (A.D.R.)                       $   3,404,004
-----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                      Pioneer Independence Fund | Semiannual Report | 6/30/12 19

Schedule of Investments | 6/30/12 (unaudited)

-----------------------------------------------------------------------------------------
Shares                                                                      Value
-----------------------------------------------------------------------------------------
                             Semiconductors -- 5.1%
    106,900                  Analog Devices, Inc.                           $   4,026,923
    636,900                  Broadcom Corp.                                    21,527,220
    200,000                  Linear Technology Corp.                            6,266,000
    336,700                  Texas Instruments, Inc.                            9,659,923
                                                                            -------------
                                                                            $  41,480,066
                                                                            -------------
                             Total Semiconductors & Semiconductor
                             Equipment                                      $  44,884,070
-----------------------------------------------------------------------------------------
                             TOTAL COMMON STOCKS
                             (Cost $640,811,180)                            $ 797,477,183
-----------------------------------------------------------------------------------------
                             TOTAL INVESTMENT IN SECURITIES -- 99.1%
                             (Cost $644,953,396) (a)                        $ 800,605,433
-----------------------------------------------------------------------------------------
                             OTHER ASSETS & LIABILITIES -- 0.9%             $   7,472,461
=========================================================================================
                             TOTAL NET ASSETS -- 100.0%                     $ 808,077,894
=========================================================================================


*        Non-income producing security.

NR       Not rated by either S&P or Moody's.

(A.D.R.) American Depositary Receipts.

(a) At June 30, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $647,706,570 was as follows:

          Aggregate gross unrealized gain for all investments in which
            there is an excess of value over tax cost                      $ 178,893,325

          Aggregate gross unrealized loss for all investments in which
            there is an excess of tax cost over value                        (25,994,462)
                                                                           -------------
          Net unrealized gain                                              $ 152,898,863
                                                                           =============

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2012 aggregated $227,282,880 and $247,504,814, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

   Level 1 -- quoted prices in active markets for identical securities
   Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
   Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3. See Notes to Financial Statements -- Note 1A.

The accompanying notes are an integral part of these financial statements.

20 Pioneer Independence Fund | Semiannual Report | 6/30/12

The following is a summary of the inputs used as of June 30, 2012, in valuing the Fund's assets:

---------------------------------------------------------------------------------------------
                                  Level 1           Level 2         Level 3     Total
---------------------------------------------------------------------------------------------
Convertible Corporate Bond        $          --     $ 3,128,250     $ --        $   3,128,250
Common Stocks                       797,477,183              --       --          797,477,183
---------------------------------------------------------------------------------------------
Total                             $ 797,477,183     $ 3,128,250     $ --        $ 800,605,433
=============================================================================================

The accompanying notes are an integral part of these financial statements.

                      Pioneer Independence Fund | Semiannual Report | 6/30/12 21

Statement of Assets and Liabilities | 6/30/12 (unaudited)

ASSETS:
   Investment in securities (cost $644,953,396)                        $  800,605,433
   Receivables --
     Investment securities sold                                            36,256,863
     Fund shares sold                                                          31,785
     Dividends, interest and foreign taxes withheld                           382,691
     Due from Pioneer Investment Management, Inc.                              84,440
   Other                                                                       46,094
--------------------------------------------------------------------------------------
        Total assets                                                   $  837,407,306
--------------------------------------------------------------------------------------
LIABILITIES:
   Payables --
     Investment securities purchased                                       28,323,402
     Fund shares repurchased                                                  479,096
   Due to bank                                                                167,197
   Due to affiliates                                                          309,678
   Accrued expenses                                                            50,039
--------------------------------------------------------------------------------------
        Total liabilities                                              $   29,329,412
--------------------------------------------------------------------------------------
NET ASSETS:
   Paid-in capital                                                        886,712,593
   Accumulated net investment loss                                           (809,550)
   Accumulated net realized loss on investments and written options      (233,477,186)
   Net unrealized gain on investments                                     155,652,037
--------------------------------------------------------------------------------------
        Total net assets                                               $  808,077,894
--------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
(No par value, Unlimited number of shares authorized)
   Class A (based on $778,164,311/64,716,938 shares)                   $        12.02
   Class B (based on $11,263,798/972,185 shares)                       $        11.59
   Class C (based on $15,083,916/1,322,379 shares)                     $        11.41
   Class Y (based on $3,565,869/293,020 shares)                        $        12.17
MAXIMUM OFFERING PRICE:
   Class A ($12.02 (divided by) 94.25%)                                $        12.75
--------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

22 Pioneer Independence Fund | Semiannual Report | 6/30/12

Statement of Operations (unaudited)

For the Six Months Ended 6/30/12

INVESTMENT INCOME:
   Dividends (net of foreign taxes withheld of $0)            $   4,305,214
   Interest                                                         140,432
---------------------------------------------------------------------------------------------
     Total investment income                                                   $   4,445,646
=============================================================================================
EXPENSES:
   Management fees                                            $   2,668,398
   Transfer agent fees and expenses
     Class A                                                        934,951
     Class B                                                         46,394
     Class C                                                         22,404
     Class Y                                                            524
   Distribution fees
     Class A                                                        985,970
     Class B                                                         62,430
     Class C                                                         79,740
   Shareholder communication expense                                263,255
   Administrative reimbursements                                    117,992
   Custodian fees                                                     8,681
   Registration fees                                                 36,530
   Professional fees                                                 41,976
   Printing expense                                                  41,619
   Fees and expenses of nonaffiliated trustees                       13,857
   Miscellaneous                                                     36,438
---------------------------------------------------------------------------------------------
     Total expenses                                                            $   5,361,159
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                                  (105,963)
---------------------------------------------------------------------------------------------
     Net expenses                                                              $   5,255,196
---------------------------------------------------------------------------------------------
          Net investment loss                                                  $    (809,550)
---------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
WRITTEN OPTIONS:
   Net realized gain on:
     Investments                                              $  14,323,680
     Class Actions                                                   86,260    $  14,409,940
---------------------------------------------------------------------------------------------
   Change in net unrealized gain on Investments                                $  58,806,059
---------------------------------------------------------------------------------------------
   Net gain on investments and written options                                 $  73,215,999
---------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations                        $  72,406,449
=============================================================================================

The accompanying notes are an integral part of these financial statements.

                      Pioneer Independence Fund | Semiannual Report | 6/30/12 23

Statements of Changes in Net Assets

--------------------------------------------------------------------------------------------

                                                          Six Months
                                                          Ended
                                                          6/30/12            Year Ended
                                                          (Unaudited)        12/31/11
--------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment loss                                       $      (809,550)   $   (2,730,015)
Net realized gain on investments and class actions             14,409,940        69,436,534
Change in net unrealized gain (loss) on investments            58,806,059       (81,879,783)
--------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets resulting
       from operations                                    $    72,406,449    $  (15,173,264)
--------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale or exchange of shares              $    32,086,077    $   72,384,873
Cost of shares repurchased                                    (61,330,508)     (129,621,438)
--------------------------------------------------------------------------------------------
     Net decrease in net assets resulting from Fund
       share transactions                                 $   (29,244,431)   $  (57,236,565)
--------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets                $    43,162,018    $  (72,409,829)
NET ASSETS:
Beginning of period                                           764,915,876       837,325,705
--------------------------------------------------------------------------------------------
End of period                                             $   808,077,894    $  764,915,876
============================================================================================
Accumulated net investment loss                           $      (809,550)   $           --
============================================================================================

The accompanying notes are an integral part of these financial statements.

24 Pioneer Independence Fund | Semiannual Report | 6/30/12

--------------------------------------------------------------------------------------------
                             '12 Shares        '12 Amount
                            (Unaudited)       (Unaudited)     '11 Shares         '11 Amount
--------------------------------------------------------------------------------------------
CLASS A
Shares sold                   2,546,016      $ 30,655,456      5,976,453     $   68,501,746
Less shares repurchased      (4,549,996)      (55,079,395)    (9,723,188)      (111,858,105)
--------------------------------------------------------------------------------------------
   Net decrease              (2,003,980)     $(24,423,939)    (3,746,735)    $  (43,356,359)
============================================================================================
CLASS B
Shares sold or exchanged         43,480      $    508,867         49,794     $      551,353
Less shares repurchased        (277,227)       (3,214,087)      (662,863)        (7,414,706)
--------------------------------------------------------------------------------------------
   Net decrease                (233,747)     $ (2,705,220)      (613,069)    $   (6,863,353)
============================================================================================
CLASS C
Shares sold                      48,594      $    564,859        179,102     $    1,984,976
Less shares repurchased        (180,850)       (2,089,364)      (456,975)        (5,054,405)
--------------------------------------------------------------------------------------------
   Net decrease                (132,256)     $ (1,524,505)      (277,873)    $   (3,069,429)
============================================================================================
CLASS Y
Shares sold                      28,584      $    356,895        115,634     $    1,346,798
Less shares repurchased         (76,413)         (947,662)      (451,077)        (5,294,222)
--------------------------------------------------------------------------------------------
   Net decrease                 (47,829)     $   (590,767)      (335,443)    $   (3,947,424)
============================================================================================

The accompanying notes are an integral part of these financial statements.

                      Pioneer Independence Fund | Semiannual Report | 6/30/12 25

Financial Highlights

------------------------------------------------------------------------------------------------------------------------------------
                                                           Six Months
                                                           Ended          Year        Year        Year         Year        Year
                                                           6/30/12        Ended       Ended       Ended        Ended       Ended
                                                           (Unaudited)    12/31/11    12/31/10    12/31/09     12/31/08    12/31/07
------------------------------------------------------------------------------------------------------------------------------------
Class A*
   Net asset value, beginning of period                    $  10.99       $  11.23    $   9.82    $   6.87     $  13.48    $  12.85
------------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) from investment operations:
     Net investment income                                 $  (0.01)      $  (0.04)   $  (0.03)   $   0.01(a)  $   0.03    $   0.01
     Net realized and unrealized gain (loss) on
       investments and foreign currency transactions           1.04          (0.20)       1.44        2.95        (6.61)       1.59
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from investment operations      $   1.03       $  (0.24)   $   1.41    $   2.96     $  (6.58)   $   1.60
------------------------------------------------------------------------------------------------------------------------------------
   Distributions to shareowners:
     Net investment income                                     --             --          --         (0.01)       (0.03)      (0.01)
     Net realized gain                                         --             --          --          --           --         (0.96)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net asset value              $   1.03       $  (0.24)   $   1.41    $   2.95     $  (6.61)   $   0.63
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of period                          $  12.02       $  10.99    $  11.23    $   9.82     $   6.87    $  13.48
====================================================================================================================================
   Total return**                                              9.46%         (2.14)%     14.36%      43.06%      (48.83)%     12.69%
   Ratio of net expenses to average net assets+                1.25%***       1.25%       1.25%       1.25%        1.26%       1.32%
   Ratio of net investment income (loss) to average net
     assets+                                                  (0.17)%***     (0.30)%     (0.31)%      0.04%        0.33%       0.06%
   Portfolio turnover rate                                       57%***         71%         69%        111%         154%         84%
   Net assets, end of period (in thousands)                $778,164       $733,077    $791,042    $718,156     $495,187    $988,476
   Ratios with no waiver of fees and assumption of
     expenses by the Adviser and no reduction for fees
     paid indirectly:
     Net expenses                                              1.27%          1.27%       1.35%       1.39%        1.55%       1.37%
     Net investment income (loss)                             (0.19)%        (0.32)%     (0.41)%     (0.11)%       0.04%       0.01%
   Ratios with waiver of fees and assumption of expenses
     by the Adviser and reduction for fees paid indirectly:
     Net expenses                                              1.25%          1.25%       1.25%       1.25%        1.25%       1.30%
     Net investment income (loss)                             (0.17)%        (0.30)%     (0.31)%      0.04%        0.34%       0.08%
====================================================================================================================================

*     Formerly Class P shares renamed Class A shares on June 26, 2007

** Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

***   Annualized.

+     Ratio with no reduction for fees paid indirectly.

(a) The amount shown for a share outstanding does not correspond with the net investment loss on the Statement of Operations for the period due to the timing of sales and repurchases of sales.

The accompanying notes are an integral part of these financial statements.

26 Pioneer Independence Fund | Semiannual Report | 6/30/12

------------------------------------------------------------------------------------------------------------------------------------
                                                        Six Months
                                                        Ended          Year        Year        Year         Year        12/7/07
                                                        6/30/12        Ended       Ended       Ended        Ended       to
                                                        (Unaudited)    12/31/11    12/31/10    12/31/09     12/31/08    12/31/07(a)
------------------------------------------------------------------------------------------------------------------------------------
Class B
   Net asset value, beginning of period                 $   10.64      $ 10.96     $  9.68     $  6.83      $ 13.47     $ 13.54
------------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) from investment operations:
     Net investment loss                                $   (0.07)     $ (0.16)    $ (0.14)    $ (0.07)     $ (0.06)    $ (0.02)
     Net realized and unrealized gain (loss) on
       investments                                           1.02        (0.16)       1.42        2.92        (6.58)      (0.05)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from investment operations   $    0.95      $ (0.32)    $  1.28     $  2.85      $ (6.64)    $ (0.07)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net asset value           $    0.95      $ (0.32)    $  1.28     $  2.85      $ (6.64)    $ (0.07)
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of period                       $   11.59      $ 10.64     $ 10.96     $  9.68      $  6.83     $ 13.47
====================================================================================================================================
   Total return*                                             8.93%       (2.92)%     13.22%      41.73%      (49.29)%     (0.52)%(b)
   Ratio of net expenses to average net assets+              2.15%**      2.15%       2.15%       2.15%        2.17%       2.84%**
   Ratio of net investment loss to average net assets+      (1.07)%**    (1.20)%     (1.22)%     (0.86)%      (0.58)%     (2.54)%**
   Portfolio turnover rate                                     57%**        71%         69%        111%         154%         84%
   Net assets, end of period (in thousands)             $  11,264      $12,825     $19,943     $24,839      $21,558     $55,107
   Ratios with no waiver of fees and assumption of
     expenses by the Adviser and no reduction for fees
     paid indirectly:
     Net expenses                                            2.61%**      2.50%       2.63%       2.81%        2.71%       3.18%**
     Net investment loss                                    (1.53)%**    (1.55)%     (1.70)%     (1.52)%      (1.12)%     (2.88)%**
   Ratios with waiver of fees and assumption of
     expenses by the Adviser and reduction for fees
     paid indirectly:
     Net expenses                                            2.15%**      2.15%       2.15%       2.15%        2.15%       2.15%**
     Net investment loss                                    (1.07)%**    (1.20)%     (1.22)%     (0.86)%      (0.56)%     (1.85)%**
====================================================================================================================================

(a)   Class B shares were first publicly offered on December 7, 2007.

(b)   Not Annualized.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**    Annualized.

+     Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                      Pioneer Independence Fund | Semiannual Report | 6/30/12 27

---------------------------------------------------------------------------------------------------------------------------
                                                         Six Months
                                                         Ended        Year       Year       Year       Year       Year
                                                         6/30/12      Ended      Ended      Ended      Ended      Ended
                                                         (Unaudited)  12/31/11   12/31/10   12/31/09   12/31/08   12/31/07
---------------------------------------------------------------------------------------------------------------------------
Class C
   Net asset value, beginning of period                  $ 10.47      $ 10.79    $  9.53    $  6.73    $ 13.26    $ 12.74
---------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) from investment operations:
     Net investment loss                                 $ (0.06)     $ (0.14)   $ (0.13)   $ (0.07)   $ (0.07)   $ (0.02)
     Net realized and unrealized gain (loss) on
       investments                                          1.00        (0.18)      1.39       2.87      (6.46)      1.50
---------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from investment operations    $  0.94      $ (0.32)   $  1.26    $  2.80    $ (6.53)   $  1.48
---------------------------------------------------------------------------------------------------------------------------
   Distributions to shareowners:
     Net realized gain                                      --           --         --         --         --        (0.96)
---------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net asset value            $  0.94      $ (0.32)   $  1.26    $  2.80    $ (6.53)   $  0.52
---------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of period                        $ 11.41      $ 10.47    $ 10.79    $  9.53    $  6.73    $ 13.26
===========================================================================================================================
   Total return*                                            8.98%       (2.97)%    13.22%     41.60%    (49.25)%    11.85%
   Ratio of net expenses to average net assets+             2.15%**      2.15%      2.15%      2.15%      2.16%      2.03%
   Ratio of net investment loss to average net assets+     (1.07)%**    (1.20)%    (1.21)%    (0.86)%    (0.57)%    (0.98)%
   Portfolio turnover rate                                    57%**        71%        69%       111%       154%        84%
   Net assets, end of period (in thousands)              $15,084      $15,230    $18,700    $20,926    $18,479    $47,916
   Ratios with no waiver of management fees and
     assumption of expenses by the Adviser and no
     reduction for fees paid indirectly:
     Net expenses                                           2.18%**      2.20%      2.27%      2.48%      2.25%      2.03%
     Net investment loss                                   (1.09)%**    (1.25)%    (1.34)%    (1.19)%    (0.66)%    (0.98)%
   Ratios with waiver of management fees and assumption
     of expenses by the Adviser and reduction for fees
     paid indirectly:
     Net expenses                                           2.15%**      2.15%      2.15%      2.15%      2.15%      1.97%
     Net investment loss                                   (1.07)%**    (1.20)%    (1.21)%    (0.86)%    (0.56)%    (0.92)%
===========================================================================================================================

* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period and no sales charge. Total return would be reduced if sales charge were taken into account.

**    Annualized.

+     Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

28 Pioneer Independence Fund | Semiannual Report | 6/30/12

----------------------------------------------------------------------------------------------------------------------------
                                                          Six Months
                                                          Ended        Year       Year       Year       Year       Year
                                                          6/30/12      Ended      Ended      Ended      Ended      Ended
                                                          (Unaudited)  12/31/11   12/31/10   12/31/09   12/31/08   12/31/07
----------------------------------------------------------------------------------------------------------------------------
Class Y
   Net asset value, beginning of period                   $11.10       $ 11.30    $ 9.84     $ 6.87     $ 13.47    $  12.85
----------------------------------------------------------------------------------------------------------------------------
   Increase from investment operations:
     Net investment income                                $ 0.01(a)    $  0.01    $ 0.02     $ 0.11(a)  $  0.14    $   0.03
     Net realized and unrealized gain (loss) on
       investments                                          1.06         (0.21)     1.44       2.88       (6.68)       1.63
----------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from investment operations     $ 1.07       $ (0.20)   $ 1.46     $ 2.99     $ (6.54)   $   1.66
----------------------------------------------------------------------------------------------------------------------------
   Distributions to shareowners:
     Net investment income                                  --            --        --        (0.02)      (0.06)      (0.08)
     Net realized gain                                      --            --        --         --          --         (0.96)
----------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net asset value             $ 1.07       $ (0.20)   $ 1.46     $ 2.97     $ (6.60)   $   0.62
----------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of period                         $12.17       $ 11.10    $11.30     $ 9.84     $  6.87    $  13.47
============================================================================================================================
   Total return*                                            9.64%        (1.77)%   14.84%     43.48%     (48.54)%     13.15%
   Ratio of net expenses to average net assets+             0.91%**       0.86%     0.82%      0.91%       0.85%       0.81%
   Ratio of net investment income to average net assets+    0.17%**       0.09%     0.12%      0.41%       0.74%       0.53%
   Portfolio turnover rate                                    57%**         71%       69%       111%        154%         84%
   Net assets, end of period (in thousands)               $3,566       $ 3,784    $7,640     $9,274     $34,822    $120,584
   Ratios with no waiver of management fees and
     assumption of expenses by the Adviser and no
     reduction for fees paid indirectly:
     Net expenses                                           0.91%**       0.86%     0.82%      0.91%       0.85%       0.81%
     Net investment income                                  0.17%**       0.09%     0.12%      0.41%       0.74%       0.53%
   Ratios with waiver of management fees and assumption
     of expenses by the Adviser and reduction for fees
     paid indirectly:
     Net expenses                                           0.91%**       0.86%     0.82%      0.91%       0.85%       0.81%
     Net investment income                                  0.17%**       0.09%     0.12%      0.41%       0.74%       0.53%
============================================================================================================================

(a) The amount shown for a share outstanding does not correspond with the net investment loss on the Statement of Operations for the period due to the timing of sales and repurchases of sales.

* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.

**    Annualized.

+     Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                      Pioneer Independence Fund | Semiannual Report | 6/30/12 29

Notes to Financial Statements | 6/30/12 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Independence Fund (the Fund) is a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek capital appreciation.

The Fund offers four classes of shares designated as Class A, Class B, Class C, and Class Y shares. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

30 Pioneer Independence Fund | Semiannual Report | 6/30/12

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Money market mutual funds are valued at net asset value.

   Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

   Securities for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees. The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund's securities may differ from exchange prices.

   At June 30, 2012, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services). Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities.

   Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

                      Pioneer Independence Fund | Semiannual Report | 6/30/12 31

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by federal and state tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   There were no distributions paid during the year ended December 31, 2011. The tax character of current year distributions payable will be determined at the end of the current taxable year. The following shows the components of distributable earnings on a federal income tax basis at December 31, 2011:

--------------------------------------------------------------------------------
                                                                           2011
--------------------------------------------------------------------------------
Distributable earnings:
Capital loss carryforward                                         $(236,629,131)
Current year post-October loss deferred                              (8,504,821)
Unrealized appreciation                                              94,092,804
--------------------------------------------------------------------------------
      Total                                                       $(151,041,148)
================================================================================

   The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $16,532 in underwriting commissions on the sale of Class A shares during the six months ended June 30, 2012.

32 Pioneer Independence Fund | Semiannual Report | 6/30/12

D. Class Allocations
   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day. During the six months ended June 30, 2012, the Fund recognized gains of $86,260 in settlement of class action lawsuits from several different companies, as reflected on the Statement of Operations.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C and Class Y shares can reflect different transfer agent and distribution expense rates.

E. Risks

   At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

F. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

                      Pioneer Independence Fund | Semiannual Report | 6/30/12 33

G. Foreign Currency Translation

   The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates. Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price on those securities but are included with the net realized and unrealized gain or loss on investments.

H. Option Writing

   The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earning or protect against changes in the value of portfolio securities. The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon the exercise of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. For the six months ended June 30, 2012, the Fund had not written any option contracts.

I. Futures Contracts

   The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices and currency rates or to seek to increase total return. Futures contracts are types of derivatives. All futures contracts entered into by the Fund are traded on a futures exchange. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the

34 Pioneer Independence Fund | Semiannual Report | 6/30/12 associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract (as well as any fluctuation in foreign currency exchange rates where applicable). The use of futures contracts involves, to varying degrees, elements of market and counterparty risks, which may exceed the amounts recognized by the Fund. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss. There were no open futures contracts at June 30, 2012.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.65% of the Fund's average daily net assets up to $1 billion; and 0.60% of the Fund's average daily net assets over $1 billion.

PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.25%, 2.15% and 2.15% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. Class Y shares do not have an expense limitation. Fees waived and expenses reimbursed during the year ended December 31, 2011 are reflected on the Statement of Operations. These expense limitations are in effect through May 1, 2013. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $56,937 in management fees, administrative fees and certain other reimbursements payable to PIM at June 30, 2012.

Effective March 5, 2012 PIM retained Brown Brothers Harriman & Co. to provide certain sub-administration and accounting services to the Fund.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

                      Pioneer Independence Fund | Semiannual Report | 6/30/12 35

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended June 30, 2012, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
Shareholder Communications:
--------------------------------------------------------------------------------
Class A                                                                $ 237,556
Class B                                                                    8,911
Class C                                                                   13,725
Class Y                                                                    3,063
--------------------------------------------------------------------------------
   Total                                                               $ 263,255
--------------------------------------------------------------------------------

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $235,165 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at June 30, 2012.

4. Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $17,576 in distribution fees payable to PFD at June 30, 2012.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00% based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2012, CDSCs in the amount of $5,080 were paid to PFD.

36 Pioneer Independence Fund | Semiannual Report | 6/30/12

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS which may result in a reduction of the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2012, the Fund's expenses were not reduced under such arrangements.

6. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. The credit facility in effect until January 20, 2012 was in the amount of $165 million. Under such facility, interest on borrowings was payable at the higher of the London Interbank Offered Rate (LIBOR) on the borrowing date plus 1.25% on an annualized basis or the Federal Funds Rate on the borrowing date plus 1.25% on an annualized basis. The credit facility in effect as of February 15, 2012 is in the amount of $215 million. Under such facility, depending on the type of loan, interest on borrowings is payable at LIBOR plus 0.90% on an annualized basis, or the Alternate Base Rate, which is the greater of (a) the facility's administrative agent's daily announced prime rate on the borrowing date, (b) 2% plus the Federal Funds Rate on the borrowing date and (c) 2% plus the overnight Euro dollar rate on the borrowing date. The Funds pay an annual commitment fee to participate in a credit facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the six months ended June 30, 2012, the Fund had no borrowings under a credit facility.

                      Pioneer Independence Fund | Semiannual Report | 6/30/12 37

Trustees, Officers and Service Providers

Trustees                                Officers
Thomas J. Perna, Chairman               John F. Cogan, Jr., President*
David R. Bock                           Daniel K. Kingsbury, Executive
Mary K. Bush                               Vice President
John F. Cogan, Jr.                      Mark E. Bradley, Treasurer**
Benjamin M. Friedman                    Christopher J. Kelley, Secretary
Margaret B.W. Graham
Daniel K. Kingsbury
Marguerite A. Piret
Stephen K. West

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

*  Chief Executive Officer of the Funds
** Chief Financial and Accounting Officer of the Funds

38 Pioneer Independence Fund | Semiannual Report | 6/30/12

This page for your notes.

                      Pioneer Independence Fund | Semiannual Report | 6/30/12 39

This page for your notes.

40 Pioneer Independence Fund | Semiannual Report | 6/30/12

This page for your notes.

                      Pioneer Independence Fund | Semiannual Report | 6/30/12 41

This page for your notes.

42 Pioneer Independence Fund | Semiannual Report | 6/30/12

This page for your notes.

                      Pioneer Independence Fund | Semiannual Report | 6/30/12 43

This page for your notes.

44 Pioneer Independence Fund | Semiannual Report | 6/30/12

How to Contact Pioneer


We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: us.pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
us.pioneerinvestments.com


Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(c) 2012 Pioneer Investments  19402-06-0812

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Independence Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 29, 2012


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2012


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer & Chief Accounting & Financial Officer

Date August 29, 2012

* Print the name and title of each signing officer under his or her signature.